Related Party Transactions - Summary of Due From and Due To Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 4,787	$ 751	¥ 2,940
Ningbo Nuannuan [member]
Related Party Transaction [Line Items]
Amounts due from related parties			2,940
Hainan Huiliu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	4,787	751
Shenyang Bokai [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 245	$ 38	¥ 0